Fair Value of Financial Instruments - Fair value measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	$ 46,220	$ 53,591
Restricted cash	8,726	84,260
Investments in available-for-sale-securities	220	219
Senior and ship mortgage notes	(572,943)	(1,142,545)
Long-term debt, including current portion	(382,536)	(173,213)
Loans payable to affiliate companies, including current portion and Convertible Debenture	(310,269)	(112,634)
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents	46,220	53,591
Restricted cash	8,726	84,260
Investments in available-for-sale-securities	220	219
Senior and ship mortgage notes	(564,317)	(1,133,919)
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Senior and ship mortgage notes	(8,626)	(8,626)
Long-term debt, including current portion	(382,536)	(173,213)
Loans payable to affiliate companies, including current portion and Convertible Debenture	$ (310,269)	$ (112,634)